Private Placement (Details) - USD ($)		2 Months Ended	3 Months Ended
	Nov. 30, 2020	Nov. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase price (in Shares)			5,333,333	5,333,333
Price per unit			$ 1.50
Aggregate purchase price (in Dollars)			$ 8,000,000
Initial Public Offering [Member]
Private Placement (Details) [Line Items]
Price per unit	$ 10.00	$ 10.00		$ 1.50
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Purchase price (in Shares)	3,900,000	3,900,000
Aggregate purchase price (in Dollars)				$ 8,000,000
Class A Common Stock [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Common stock price per share			$ 11.50	$ 11.50